Investments - Other-than-temporary impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other-than-temporary impairment losses by asset type
Fixed income securities:	$ (10,387)	$ (169)	$ (285)
Total credit losses by asset type	(10,484)	(169)	(285)
Commitments to fund commercial mortgage loans	97	0	0
MBS
Other-than-temporary impairment losses by asset type
Fixed income securities:	(255)	(169)	(285)
Fixed income securities
Other-than-temporary impairment losses by asset type
Fixed income securities:	(255)	(169)	(285)
Mortgage loans
Other-than-temporary impairment losses by asset type
Mortgage loans	(9,691)	0	0
Limited partnership interests
Other-than-temporary impairment losses by asset type
Limited partnership interests	$ (538)	$ 0	$ 0